Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,169,000.00
Previously Paid Amount	0.00
Total Fee Amount	101.70
Total Offset Amount	0.00
Net Fee	101.70
Narrative - Max Aggregate Offering Price	$ 1,169,000.00
Final Prospectus	true